Description of Business - Additional Information (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 104,587	$ 99,325	$ 76,312
Cash	$ 725	$ 47	$ 510